Investment Securities Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Debt Securities	Dec. 31, 2011 Debt Securities	Dec. 31, 2010 Debt Securities	Dec. 31, 2011 Residential CMO securities - agency	Jun. 30, 2012 Corporate securities	Dec. 31, 2011 Corporate securities	Dec. 31, 2010 Corporate securities	Jun. 30, 2012 Asset-backed securities (ABS)	Dec. 31, 2011 Asset-backed securities (ABS)	Dec. 31, 2010 Asset-backed securities (ABS)	Jun. 30, 2012 Residential CMO securities - nonagency	Dec. 31, 2011 Residential CMO securities - nonagency	Dec. 31, 2010 Residential CMO securities - nonagency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value					$ 501,091	$ 580,152	$ 538,325	$ 6,224
Less than 12 Months, Fair Value															501,091	573,928	538,325
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Losses					7,243	16,724	11,789	78
Less than 12 Months, Unrealized Losses															7,243	16,646	11,789
Less than 12 Months, Unrealized Losses
12 Months or Greater, Fair Value					404,277	236,388	21,115
12 Months or Greater, Fair Value												7,616	7,477	8,128	393,745	226,507	10,127
12 Months or Greater, Fair Value									2,916	2,404	2,860
12 Months Or Greater, Unrealized Losses					26,390	29,870	5,359
12 Months or Greater, Unrealized Losses												2,938	3,096	2,483	21,381	24,191	567
12 Months or Greater, Unrealized Losses									2,071	2,583	2,309
Total Fair Value					905,368	816,540	559,440	6,224
Total Fair Value												7,616	7,477	8,128	894,836	800,435	548,452
Total Fair Value									2,916	2,404	2,860
Total Unrealized Losses					33,633	46,594	17,148	78
Total Unrealized Losses												2,938	3,096	2,483	28,624	40,837	12,356
Total Unrealized Losses									2,071	2,583	2,309
Less Than 12 Months, Fair Value					501,091	580,152	538,325	6,224
Less Than 12 Months, Unrealized Losses					7,243	16,724	11,789	78
12 Months Or Greater, Fair Value					404,277	236,388	21,115
12 Months Or Greater, Unrealized Losses					26,390	29,870	5,359
Total Fair Value					905,368	816,540	559,440	6,224
Total Unrealized Losses					33,633	46,594	17,148	78
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 4,039	$ 0	$ 3,354	$ 1,577		$ 685	$ 1,777			$ 685	$ 1,738						$ 39